Subsequent Events (Tables)	9 Months Ended
Sep. 30, 2016
Schedule of Purchase Price of Each Transaction

The Board and the Conflicts Committee approved the purchase price for each transaction. The Conflicts Committee retained a financial advisor to assist with its evaluation of each of the transactions. The details of each transaction are as follows:

(US $ in thousands)	Final Ingrid Knutsen October 15, 2015	Final Dan Sabia June 15, 2015
Purchase consideration (1)	$12,863	$41,186
Less: Fair value of net assets acquired:
Vessel and equipment (2)	115,000	103,389
Cash	4,744	4,343
Inventories	144	—
Others current assets	188	25
Amounts due from related parties	1	935
Long-term debt	(84,275)	(64,470)
Long-term debt from related parties	(20,253)	—
Derivatives liabilities	—	(802)
Trade accounts payable	(94)	(4)
Accrued expenses	(1,555)	(335)
Prepaid charter and deferred revenue	(762)	(442)
Amounts due to related parties	(275)	(1,453)

Sub total	12,863	41,186

Difference between the purchase price and fair value of net assets acquired	$—	$—
Goodwill	—	—
Difference between the purchase price and allocated values	$—	$—

(1)	The purchase price is comprised of the following:

(US $ in thousands)	Final Ingrid Knutsen October 15, 2015	Final Dan Sabia June 15, 2015
Cash consideration paid to KNOT	$10,472	$38,531
Purchase price adjustments	2,391	2,655

Total purchase consideration	$12,863	$41,186

(2) Vessels and equipment includes allocation to dry docking for the Ingrid Knutsen of $1,263 and for the Dan Sabia of $389.

Raquel Knutsen [Member]
Schedule of Purchase Price of Each Transaction

The provisional fair values allocated to each class of identifiable assets of Knutsen Shuttle Tankers 19 AS and the difference between the purchase price and net assets acquired was calculated as follows:

(US $ in thousands)		December 1, 2016
Purchase consideration (1)		$20,252
Less: Fair value of net assets acquired:
Vessel and equipment	116,500
Long-term debt	(103,519)
Post-closing adjustments	7,271

Sub total		20,252

Difference between the purchase price and fair value of net assets acquired		—

(1)	This includes the purchase consideration for the vessel less the assumed bank debt plus post-closing adjustments for working capital, interest rate swaps, certain intercompany balances and capitalized fees related to the financing of the vessel.